Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Remaining lease term (up to)	18 years
Lease extension term	10 years
Operating lease right of use asset	$ 40,603	$ 43,668
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent
Operating lease, liability	$ 49,423	$ 51,144
Finance Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:LongTermDebt	us-gaap:LongTermDebt
Present value of lease liabilities	$ 110,701	$ 136,200